Recent accounting pronouncements	6 Months Ended
Jun. 30, 2025
Recent Accounting Pronouncements [Abstract]
Recent accounting pronouncements

2	Going concern
The accompanying unaudited condensed consolidated interim financial statements of the Group have been prepared assuming the Group will continue as a going concern. The going concern basis of presentation assumes that the Group will continue in operation for at least a period of one year after the date these unaudited condensed consolidated interim financial statements are issued, and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Management continues to monitor the impact of various geopolitical, regulatory and macroeconomic events, including uncertainty and volatility caused by any disruption to global trade and economic policy resulting from major shifts in long-standing trade positions of major economies and ongoing global geopolitical events.
Despite these challenges, management is satisfied that the Group has sufficient resources available to continue in operational existence for the foreseeable future after having reviewed in detail the current trading position, forecasts, and prospects of the Group, and the terms of the trade in operation with customers and suppliers. Management have prepared cash flow forecasts that model the impact of the aforementioned events and concluded that the Group has the ability to manage its expenditure to ensure that it has sufficient working capital to continue to meet its obligations as they fall due.
The Group has recognized net profit of $55.9 million for the six months ended June 30, 2025 (2024: net profit of $43.7 million), and generated Net cash flows from operating activities for the period ended June 30, 2025 of $159.0 million (2024: $131.0 million). As of June 30, 2025, current assets exceeded current liabilities by $220.2 million (2024: $113.8 million). The Group has retained profit of $311.0 million as at June 30, 2025. The Group maintains adequate cash reserves to ensure its ongoing operation, with a cash balance of $393.0 million at June 30, 2025 (2024: $356.0 million).
Based on these factors, management has a reasonable expectation that the Group has and will have adequate resources to continue in operational existence for a period of at least one year from the date of issuance of these unaudited condensed consolidated interim financial statements, September 4, 2025, and therefore have prepared the unaudited condensed consolidated interim financial statements on a going concern basis.

4	Recent accounting pronouncements
The following amendments became effective in 2025, but did not have a material impact on the unaudited condensed consolidated interim financial statements of the Group:
•Amendments to IAS 21: Lack of exchangeability (effective date January 1, 2025).
Standards issued not yet applied
The following IFRSs have been issued but have not been applied in these unaudited condensed consolidated financial statements:
•IFRS 9 and IFRS 7: Power Purchase Agreements (effective date January 1, 2026)
•IFRS 19: Subsidiaries without Public Accountability: Disclosures (effective date January 1, 2027 - with early adoption permitted)
The adoption of these Standards is not expected to have a material effect on the Group’s unaudited condensed consolidated interim financial statements.
The Group is currently assessing the effect of the following new accounting standards and amendments:
•IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments (effective date January 1, 2026) had amendments that were issued by the Board in May 2024. The amendments are expected to have a material impact on the classification of cash-in-transit balances where the cash-in-transit is linked to the derecognition of financial instruments.
•IFRS 18 Presentation and Disclosure in Financial Statements (effective date January 1, 2027 - with early adoption permitted), which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the unaudited condensed consolidated interim financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.